Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2007
Preferred stock, shares outstanding		15	15
Perpetual preferred stock issued					25
Perpetual preferred stock, liquidation value					$ 100,000
Variable rate description		A variable rate of 4.75% was in effect for the dividend payments due in the first quarter of 2020, followed by two decreases with a rate of 3.25% in effect for the last three quarters of 2020, as well as the four quarters of 2021
Preferred stock, redemption, shares				10
Preferred stock, redemption, amount				$ 1,000,000
Provision for loan losses		$ 624,165	$ 1,589,000
Stock par value		$ 2.50	$ 2.50
FHLBB [Member]
Stock par value		$ 100
CFSG [Member]
Ownership interest		100.00%
ACBB [Member]
Description of minimum invest		Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company
Municipal Loan [Member]
Provision for loan losses	$ 362,499
Commercial Loan [Member]
Provision for loan losses	$ 106,821
ACBI [Member]
Equity method investments, shares		20